Voya MI Dynamic Small Cap Fund N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VOYA EQUITY TRUST
Entity Central Index Key	0001063946
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Sep. 30, 2026